BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable shares and BEPC class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (shares)	BEPC class B shares outstanding (shares)	BEP unit price ($)	BEPC exchangeable shares and BEPC class B shares ($ million)
As at December 31, 2019:	—	—	$—	$—
Share issuance	172,316,937	165	28.28	4,873
Share exchanges(1)	(136,520)	—	30.83	(4)
Remeasurement of liability	—	—	—	2,561
As at December 31, 2020:	172,180,417	165	$43.15	$7,430
(1)The unit price reflected here represents the weighted-average price of the BEP units exchanged during the period and is calculated based on the NYSE closing price per unit on the date of exchange.